                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended September 30, 2001

Check here if Amendment [   ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):        [   ] is a restatement.
                                                  [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Westchester Capital Management, Inc.
Address:  100 Summit Lake Drive
          Valhalla, NY 10595


Form 13F File Number:      28-04764

                              - - - - - - - - - - -

         The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frederick W. Green
Title:    President
Phone:    914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green        New York, New York               10/19/2001
----------------------        ------------------------         -----------------
[Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holding are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-

------------------------------          --------------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                           -

Form 13F Information Table Entry Total:                      122

Form 13F Information Table Value Total:                      $1,445,579,641
                                                             -------------------
                                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ---               --------------------               ----
         01                28 -

         02                28 -

         03                28 -

FORM 13F
Westchester Capital Management, Inc.
September 30, 2001

                                                                                      Item 5
                                                                          Item 4     Shares or        Item 6                 Item 8
Item 1                                     Item 2          Item 3      Fair Market   Principal      Investment    Item 7     Voting
Name of Issuer                         Title of Class      CUSIP          Value       Amount        Discretion   Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------

EQUITIES
COMMON STOCK
AmerisourceBergen Corporation           COMMON STOCK     03073E105        1,740,474     24,531     (b) Shared              (a) Sole
American International Group, Inc.      COMMON STOCK     026874107        4,245,228     54,426     (b) Shared              (a) Sole
AT&T Wireless Services, Inc.            COMMON STOCK     00209A106          327,604     21,928     (b) Shared              (a) Sole
Anderson Exploration Ltd.               COMMON STOCK     033901109       44,319,240  1,758,700     (a) Sole                (a) Sole
Anderson Exploration Ltd.               COMMON STOCK     033901109       15,583,680    618,400     (b) Shared              (a) Sole
C.R. Bard, Inc.                         COMMON STOCK     067383109       46,855,074    911,400     (a) Sole                (a) Sole
C.R. Bard, Inc.                         COMMON STOCK     067383109       17,361,157    337,700     (b) Shared              (a) Sole
BancWest Corporation                    COMMON STOCK     059790105       13,427,092    384,400     (a) Sole                (a) Sole
Citigroup Inc.                          COMMON STOCK     172967101           35,761        883     (a) Sole                (a) Sole
Citigroup Inc.                          COMMON STOCK     172967101        2,289,141     56,522     (b) Shared              (a) Sole
Cooper Industries, Inc.                 COMMON STOCK     216669101       44,737,836  1,078,800     (a) Sole                (a) Sole
Cooper Industries, Inc.                 COMMON STOCK     216669101       15,186,314    366,200     (b) Shared              (a) Sole
Conectiv                                COMMON STOCK     206829103       27,882,750  1,186,500     (a) Sole                (a) Sole
Conectiv                                COMMON STOCK     206829103       10,450,450    444,700     (b) Shared              (a) Sole
Comerica Incorporated                   COMMON STOCK     200340107          914,100     16,500     (b) Shared              (a) Sole
Canadian Pacific Ltd.                   COMMON STOCK     135923100       59,616,802  1,857,800     (a) Sole                (a) Sole
Canadian Pacific Ltd.                   COMMON STOCK     135923100       22,212,698    692,200     (b) Shared              (a) Sole
Compaq Computer Corporation             COMMON STOCK     204493100       19,606,614  2,359,400     (a) Sole                (a) Sole
Compaq Computer Corporation             COMMON STOCK     204493100        5,531,136    665,600     (b) Shared              (a) Sole
Dean Foods Company                      COMMON STOCK     242361103       35,890,000    776,000     (a) Sole                (a) Sole
Dean Foods Company                      COMMON STOCK     242361103        9,689,375    209,500     (b) Shared              (a) Sole
Dime Bancorp, Inc.                      COMMON STOCK     25429Q102       26,745,464    680,200     (a) Sole                (a) Sole
Dime Bancorp, Inc.                      COMMON STOCK     25429Q102        7,596,624    193,200     (b) Shared              (a) Sole
Dow Chemical Company                    COMMON STOCK     260543103          617,493     18,849     (b) Shared              (a) Sole
Deutsche Telekom AG ADR                 COMMON STOCK     251566105          795,150     51,300     (b) Shared              (a) Sole
DTE Energy Company                      COMMON STOCK     233331107          444,879     10,334     (b) Shared              (a) Sole
Deutsche Telekom ordinary               COMMON STOCK      5842359           656,284     42,137     (a) Sole                (a) Sole
Deutsche Telekom ordinary               COMMON STOCK      5842359         2,151,219    138,120     (b) Shared              (a) Sole
C-MAC Industries, Inc.                  COMMON STOCK     125920108       33,325,722  1,671,300     (a) Sole                (a) Sole
C-MAC Industries, Inc.                  COMMON STOCK     125920108       13,503,368    677,200     (b) Shared              (a) Sole
El Paso Corporation                     COMMON STOCK     283905107        1,612,140     38,800     (b) Shared              (a) Sole
Vivendi Universal SA ordinary           COMMON STOCK      4834777         1,717,690     37,320     (b) Shared              (a) Sole
Fifth Third Bancorp                     COMMON STOCK     316773100        1,125,699     18,310     (b) Shared              (a) Sole
Galileo International, Inc.             COMMON STOCK     363547100       24,695,440  1,181,600     (a) Sole                (a) Sole
Galileo International, Inc.             COMMON STOCK     363547100        7,060,020    337,800     (b) Shared              (a) Sole
General Motors Corporation Class H      COMMON STOCK     370442832       31,128,216  2,335,200     (a) Sole                (a) Sole
General Motors Corporation Class H      COMMON STOCK     370442832        8,879,113    666,100     (b) Shared              (a) Sole
GPU, Inc.                               COMMON STOCK     36225X100       24,304,792    602,200     (a) Sole                (a) Sole
GPU, Inc.                               COMMON STOCK     36225X100       11,575,248    286,800     (b) Shared              (a) Sole

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
Heller Financial, Inc.                  COMMON STOCK     423328103       63,925,578  1,211,400     (a) Sole                (a) Sole
Heller Financial, Inc.                  COMMON STOCK     423328103       19,788,750    375,000     (b) Shared              (a) Sole
Inverness Medical Technology, Inc.      COMMON STOCK     461268104       42,891,560  1,160,800     (a) Sole                (a) Sole
Inverness Medical Technology, Inc.      COMMON STOCK     461268104       13,283,525    359,500     (b) Shared              (a) Sole
Indigo N.V.                             COMMON STOCK     N44495104        5,565,708    900,600     (a) Sole                (a) Sole
Indigo N.V.                             COMMON STOCK     N44495104        3,886,602    628,900     (b) Shared              (a) Sole
JDS Uniphase Corporation                COMMON STOCK     46612J101          265,377     41,990     (b) Shared              (a) Sole
Johnson & Johnson                       COMMON STOCK     478160104        4,099,046     73,990     (b) Shared              (a) Sole
J.P. Morgan Chase & Co.                 COMMON STOCK     46625H100        1,326,727     38,850     (b) Shared              (a) Sole
Liberty Financial Companies, Inc.       COMMON STOCK     530512102       31,051,500    978,000     (a) Sole                (a) Sole
Liberty Financial Companies, Inc.       COMMON STOCK     530512102       11,474,450    361,400     (b) Shared              (a) Sole
Louis Dreyfus Natural Gas Corp.         COMMON STOCK     546011107        5,835,000    150,000     (a) Sole                (a) Sole
WorldCom, Inc. - MCI Group              COMMON STOCK     98157D304          128,907      8,464     (b) Shared              (a) Sole
Mitchell Energy & Development Corp.     COMMON STOCK     606592202       13,031,200    260,000     (a) Sole                (a) Sole
Mitchell Energy & Development Corp.     COMMON STOCK     606592202        8,931,384    178,200     (b) Shared              (a) Sole
Microsoft Corp.                         COMMON STOCK     594918104        1,576,036     30,800     (b) Shared              (a) Sole
Maxim Integrated Products, Inc.         COMMON STOCK     57772K101          983,910     28,160     (b) Shared              (a) Sole
The News Corporation Limited            COMMON STOCK     652487802          327,696     15,392     (b) Shared              (a) Sole
Openwave Systems, Inc.                  COMMON STOCK     683718100           78,055      6,122     (b) Shared              (a) Sole
Orion Power Holdings, Inc.              COMMON STOCK     686286105       31,237,500  1,225,000     (a) Sole                (a) Sole
Orion Power Holdings, Inc.              COMMON STOCK     686286105       12,750,000    500,000     (b) Shared              (a) Sole
Oxford Properties Group Inc.            COMMON STOCK     691902100       13,996,567    936,100     (a) Sole                (a) Sole
Oxford Properties Group Inc.            COMMON STOCK     691902100        3,945,833    263,900     (b) Shared              (a) Sole
Phillips Petroleum Company              COMMON STOCK     718507106        2,127,394     39,440     (b) Shared              (a) Sole
Pride International, Inc.               COMMON STOCK     74153Q102       12,536,160  1,205,400     (a) Sole                (a) Sole
Pride International, Inc.               COMMON STOCK     74153Q102        5,310,240    510,600     (b) Shared              (a) Sole
PepsiCo, Inc.                           COMMON STOCK     713448108          679,000     14,000     (b) Shared              (a) Sole
Peregrine Systems, Inc.                 COMMON STOCK     71366Q101          725,593     57,450     (b) Shared              (a) Sole
Ralston Purina Group                    COMMON STOCK     751277302       28,001,360    853,700     (a) Sole                (a) Sole
Ralston Purina Group                    COMMON STOCK     751277302        9,935,120    302,900     (b) Shared              (a) Sole
SCI Systems, Inc.                       COMMON STOCK     783890106        6,305,400    350,300     (a) Sole                (a) Sole
SCI Systems, Inc.                       COMMON STOCK     783890106        3,142,800    174,600     (b) Shared              (a) Sole
Siebel Systems, Inc.                    COMMON STOCK     826170102          145,400     11,176     (b) Shared              (a) Sole
Shire Pharmaceuticals Group plc ADR     COMMON STOCK     82481R106        1,148,550     28,500     (b) Shared              (a) Sole
Sensormatic Electronics Corporation     COMMON STOCK     817265101       41,871,006  1,775,700     (a) Sole                (a) Sole
Sensormatic Electronics Corporation     COMMON STOCK     817265101       12,952,494    549,300     (b) Shared              (a) Sole
Swift Transportation Co., Inc.          COMMON STOCK     870756103          511,530     28,900     (b) Shared              (a) Sole
Syratech Corporation                    COMMON STOCK     871824108          367,770     73,554     (a) Sole                (a) Sole
SYSCO Corporation                       COMMON STOCK     871829107        1,363,581     53,390     (b) Shared              (a) Sole
AT&T Corp.                              COMMON STOCK     001957109       44,176,195  2,288,922     (a) Sole                (a) Sole
AT&T Corp.                              COMMON STOCK     001957109       13,398,967    694,247     (b) Shared              (a) Sole
Telesp Celular Participacoes S.A.       COMMON STOCK     87952L108        3,764,703    713,012     (a) Sole                (a) Sole
Telesp Celular Participacoes S.A.       COMMON STOCK     87952L108        1,490,222    282,239     (b) Shared              (a) Sole
Tyson Foods, Inc.                       COMMON STOCK     902494103        8,807,730    879,015     (a) Sole                (a) Sole
Tyson Foods, Inc.                       COMMON STOCK     902494103        3,397,491    339,071     (b) Shared              (a) Sole
Texaco, Inc.                            COMMON STOCK     881694103       45,805,500    704,700     (a) Sole                (a) Sole
Texaco, Inc.                            COMMON STOCK     881694103       16,802,500    258,500     (b) Shared              (a) Sole
UBS AG global registered share          COMMON STOCK     2587415GL        1,319,013     28,581     (b) Shared              (a) Sole
Ultramar Diamond Shamrock Corporation   COMMON STOCK     904000106       57,825,228  1,206,200     (a) Sole                (a) Sole

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
Ultramar Diamond Shamrock Corporation   COMMON STOCK     904000106       17,402,220     363,000     (b) Shared              (a) Sole
United Parcel Service, Inc.             COMMON STOCK     911312106          871,185      16,760     (b) Shared              (a) Sole
U.S. Bancorp                            COMMON STOCK     902973304        2,098,006      94,590     (b) Shared              (a) Sole
Viacom, Inc. Class B                    COMMON STOCK     925524308          353,349      10,242     (b) Shared              (a) Sole
Westvaco Corporation                    COMMON STOCK     961548104        3,855,000     150,000     (a) Sole                (a) Sole
Westvaco Corporation                    COMMON STOCK     961548104        3,646,830     141,900     (b) Shared              (a) Sole
WorldCom, Inc.                          COMMON STOCK     98157D106        3,182,464     211,600     (b) Shared              (a) Sole
Westcoast Energy Inc.                   COMMON STOCK     95751D102       23,591,520     928,800     (a) Sole                (a) Sole
Westcoast Energy Inc.                   COMMON STOCK     95751D102        8,158,480     321,200     (b) Shared              (a) Sole
Willamette Industries, Inc.             COMMON STOCK     969133107       50,375,303   1,119,700     (a) Sole                (a) Sole
Willamette Industries, Inc.             COMMON STOCK     969133107       14,567,762     323,800     (b) Shared              (a) Sole
Washington Mutual, Inc.                 COMMON STOCK     939322103        1,770,850      46,020     (b) Shared              (a) Sole


PREFERRED STOCK
Lucent Technologies convertible         PREFERRED STOCK  549463206       11,542,500      11,400     (a) Sole                (a) Sole
Lucent Technologies convertible         PREFERRED STOCK  549463206        3,138,750       3,100     (b) Shared              (a) Sole

FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable note          CORPORATE BONDS  253579AA4          464,800   4,648,000     (b) Shared              (a) Sole
11.75% due 8/1/05
DoubleClick convertible note            CORPORATE BONDS  258609AC0       13,977,400  20,555,000     (a) Sole                (a) Sole
4.75% due 3/15/06
Juniper Networks convertible note       CORPORATE BONDS  48203RAA2       19,741,050  31,335,000     (a) Sole                (a) Sole
4.75% due 3/15/07
Nortel Networks sr. convertible note    CORPORATE BONDS  656568AAO        4,168,750   5,000,000     (a) Sole                (a) Sole
4.25% due 9/1/08
Redback Networks convertible note       CORPORATE BONDS  757209AB7        8,380,080  23,278,000     (a) Sole                (a) Sole
5.00% due 4/1/07
Redback Networks convertible note       CORPORATE BONDS  757209AB7        3,330,000   9,250,000     (b) Shared              (a) Sole
5.00% due 4/1/07
Xerox Corporation floating-rate note    CORPORATE BONDS  983917BT1        4,964,000   5,000,000     (a) Sole                (a) Sole
3.879% due 11/1/01
Xerox Corporation floating-rate note    CORPORATE BONDS  98412JBS2        5,956,920   6,000,000     (a) Sole                (a) Sole
4.085% due 10/23/01
Xerox Corporation floating-rate note    CORPORATE BONDS  98412JBS2       11,050,087  11,130,000     (b) Shared              (a) Sole
4.085% due 10/23/01
Xerox Corporation floating-rate note    CORPORATE BONDS  98412JBT0       18,863,390  19,000,000     (a) Sole                (a) Sole
4.031% due 11/5/01

TOTAL:                                                                1,445,579,641
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